Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit / (Loss) before income tax	€ 190,881	€ (259,969)	€ (249,155)
Adjustments to reconcile profit / (loss) before tax to net cash flows
Finance income	(14,028)	(16,731)	(4,009)
Finance expense	829	2,493	3,707
Depreciation and amortization	18,809	23,386	23,741
Impairment of intangible assets and property, plant and equipment	35,298	2,466	6,594
Loss on disposal of non-current assets	646	3,477	11,981
Impairment of assets held for sale		6,711	19,064
Impairment of inventory	23,670	47,129	80,021
Share-based payment expense	4,121	7,697	9,185
Working capital changes
Decrease / (increase) in inventory	590	(47,940)	(47,851)
Decrease in trade receivables, contract assets, asset held for sale and other assets	11,474	9,749	18,470
Decrease in trade and other payables and contract liabilities	(140,583)	(30,099)	(96,182)
Decrease in provisions	(35,444)	(25,842)	(58,799)
Income taxes paid	(3,154)	(3,891)	(128)
Interest received	11,067	15,852	1,790
Interest paid	(2,325)	(2,375)	(4,606)
Net cash flow provided by / (used in) operating activities	101,851	(267,887)	(286,177)
Investing activities
Purchase of property, plant and equipment	(14,315)	(52,320)	(88,023)
Purchase of intangible assets	(4,129)	(2,880)	(5,199)
Acquisition of subsidiary, net of cash acquired			(277)
Net cash flow provided by / (used in) investing activities	(18,444)	(55,200)	(93,499)
Financing activities
Payments on lease obligations	(5,114)	(5,193)	(4,221)
Proceeds from the issuance of shares (net of transaction costs)		235,840
Payment on / proceeds from treasury shares/exercise of options		246	910
Proceeds from at-the-market offering program (net of transaction costs)			66,484
Net cash flow provided by / (used in) financing activities	(5,114)	230,893	63,173
Net increase / (decrease) in cash and cash equivalents	78,293	(92,194)	(316,503)
Effect of exchange rate changes on cash and cash equivalents	1,003	(1,151)	836
Cash and cash equivalents, beginning of period	402,452	495,797	811,464
Cash and cash equivalents, end of period	€ 481,748	€ 402,452	€ 495,797